Provisions - Additional Information (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of other provisions [line items]
Other provisions	€ 31.3	€ 29.0
Provision used, other provisions	11.1
Restructuring
Disclosure of other provisions [line items]
Other provisions	€ 15.2	12.3
Estimated completion of activities	12 months
Provision used, other provisions	€ 9.7
Other
Disclosure of other provisions [line items]
Other provisions	8.8	9.4
Provision used, other provisions	1.4
Provisions related to other taxes
Disclosure of other provisions [line items]
Other provisions	7.3	€ 7.3
Provision used, other provisions	€ 0.0